     As filed with the Securities and Exchange Commission on October 3, 1995
                                                       1933 Act File No. 2-36431
                                                      1940 Act File No. 811-2032


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                 ------------


                                   FORM N-1A
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 34
                                      AND
                             REGISTRATION STATEMENT
                                     UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 24


                         MFS GROWTH OPPORTUNITIES FUND
                (formerly known as MFS Capital Development Fund)
               (Exact Name of Registrant as Specified in Charter)

                500 Boylston Street, Boston, Massachusetts 02116
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, including Area Code: 617-954-5000
           Stephen E.Cavan, Massachusetts Financial Services Company,
                500 Boylston Street, Boston, Massachusetts 02116
                    (Name and Address of Agent for Service)

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 It is proposed that this filing will become effective (check appropriate box)


     |X| immediately upon filing pursuant to paragraph (b) |_| on [date] pursuant to paragraph (b) |_| 60 days after filing pursuant to paragraph
     (a)(i) |_| on [date] pursuant to paragraph (a)(i) |_| 75 days after filing pursuant to paragraph (a)(ii) |_| on [date] pursuant to paragraph (a)(ii) of rule 485.

     If appropriate, check the following box:
     |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Pursuant to Rule 24f-2, the Registrant has registered an indefinite number of its Shares of Beneficial Interest (without par value), under the Securities Act of 1933. The Registrant filed a Rule 24f-2 Notice with respect to its fiscal
year ended December 31, 1994 on February 28, 1995.


                                     PART C


ITEM 24.          FINANCIAL STATEMENTS AND EXHIBITS


               (A)    FINANCIAL STATEMENTS INCLUDED IN PART A:
                        For the ten years ended December 31, 1994:
                                    Financial Highlights*


                      FINANCIAL STATEMENTS INCLUDED IN PART B:
                        At December 31, 1994:
                                    Portfolio of Investments*
                                    Statement of Assets and Liabilities*

                        For the year ended December 31, 1994:
                                    Statement of Operations*

                        For the two years in the period ended December 31, 1994:
                                    Statement of Changes in Net Assets*

--------------------------
*    Incorporated   herein  by  reference  to  the  Fund's   Annual   Report  to
     shareholders dated December 31, 1994 which was filed via EDGAR with the SEC on March 6, 1995.


               (B)    EXHIBITS

                      1 Amended and Restated Declaration of Trust, dated February 17, 1995. (3)

                      2        Amended and Restated By-Laws, dated December 21,
                               1994.  (3)

                      3        Not Applicable.

                      4 Form of Share Certificate for Class A and Class B shares. (4)

                      5        Investment  Advisory  Agreement  dated  July  19,
                               1985, by and between the Registrant and Massachusetts Financial Services Company; filed herewith.

                      6(a)     Distribution Agreement, dated January 1, 1995.(3)

                       (b) Dealer Agreement between MFS Fund Distributors, Inc. ("MFD"), and a dealer dated December 28, 1994 and the Mutual Fund Agreement between MFD and a bank or NASD affiliate, dated December 28, 1994. (1)

                      7 Retirement Plan for Non-Interested Person Trustees, dated January 1, 1991; filed herewith.

                      8(a) Custodian Contract between Registrant and State Street Bank and Trust Company, dated April 25, 1988; filed herewith.

                       (b) Amendment to Custodian Contract, dated April 25, 1988; filed herewith.

                       (c) Amendment to Custodian Agreement, dated October 1, 1989; filed herewith.

                       (d) Amendment to Custodian Agreement, dated September 17, 1991; filed herewith.

                      9(a)     Shareholder  Servicing  Agent Agreement
                               between    Registrant   and    Massachusetts
                               Financial  Service  Center,  dated August 1,
                               1985; filed herewith.

                       (b) Amendment to Shareholder Servicing Agent Agreement, dated September 7, 1993; filed herewith.

                       (c) Exchange Privilege Agreement, dated February 8, 1989 as amended through September 1, 1993. (4)

                       (d) Loan Agreement by and among the Banks named therein, the MFS Funds named therein, and The First National Bank of Boston, dated as of February 21, 1995. (2)

                       (e) Dividend Disbursing Agency Agreement among MFS Funds and State Street Bank and Trust Company, dated February 1, 1986. (4)

                      10 Opinion and Consent of Counsel for the fiscal year ended December 31, 1994, filed with the Rule 24f-2 Notice on February 28, 1995. (3)

                      11       Consent of Deloitte & Touche.  (3)

                      12       Not Applicable.

                      13       Not Applicable.

                      14(a) Forms for Individual Retirement Account Disclosure Statement as currently in effect. (5)

                        (b) Forms for MFS 403(b) Custodial Account Agreement as currently in effect. (5)

                        (c) Forms for MFS Prototype Paired Defined Contribution Plans and Fund Agreement as currently in effect. (5)

                      15(a) Amended and Restated Distribution Plan for Class A Shares, dated December 21, 1994. (3)

                        (b) Distribution Plan for Class B Shares, dated December 21, 1994. (3)

                      16       Schedule for Computation of Performance
                Quotations - Average Annual Total Rate of Return,
                               Aggregate Total Rate of Return and Standardized
                               Yield.  (1)

                      17       Financial Data Schedules for each class.  (3)

                      18       Not Applicable.

                Power of Attorney, dated September 21, 1994. (3)

     -----------------------------
(1)  Incorporated   by  reference  to  MFS Municipal Series Trust (File Nos.
     2-92915 and 811-4096) Post-Effective Amendment No. 26 filed with the SEC via EDGAR on February 22, 1995.
(2) Incorporated by reference to Amendment No. 8 on Form N-2 for MFS Municipal Income Trust (File No. 811-4841) filed with the SEC via EDGAR on February 28, 1995.
(3) Incorporated by reference to Registrant's Post-Effective Amendment No. 33 filed with the SEC via EDGAR on April 28, 1995.
(4) Incorporated by reference to MFS Municipal Series Trust (File Nos. 2-92915 and 811-4096) Post-Effective Amendment No. 28 filed with the SEC via
     EDGAR on July 28, 1995.
(5) Incorporated by reference to MFS Series Trust IX (File Nos. 2-50409 and 811-2464) Post-Effective Amendment No. 32 filed with the SEC via EDGAR on August 28, 1995.


ITEM 25.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

                  Not Applicable.

ITEM 26.          NUMBER OF HOLDERS OF SECURITIES


                (1)                                             (2)
          TITLE OF CLASS                               NUMBER OF RECORD HOLDERS
 Class A Shares of Beneficial Interest                         45,435
        (without par value)                           (as of August 31, 1995)

 Class B Shares of Beneficial Interest                            780
         (without par value)                          (as of August 31, 1995)

ITEM 27.          INDEMNIFICATION

                  Reference  is hereby  made to (a)  Article  V of  Registrant's
Declaration of Trust, incorporated by reference to the Registrant's Post-Effective Amendment No. 33, filed with the SEC on April 28, 1995; (b) the undertaking of the Registrant regarding indemnification set forth in its Registration Statement on Form S-5 and (c) Section 9 of the Shareholder Servicing Agent Agreement, filed herewith.

                  The Trustees and officers of the Registrant and the personnel of the Registrant's Investment adviser are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

                  MFS serves as investment adviser to the following open-end Funds comprising the MFS Family of Funds: Massachusetts Investors Trust, Massachusetts Investors Growth Stock Fund, MFS Growth Opportunities Fund, MFS Government Securities Fund, MFS Government Limited Maturity Fund, MFS Series Trust I (which has three series: MFS Managed Sectors Fund, MFS Cash Reserve Fund and MFS World Asset Allocation Fund), MFS Series Trust II (which has four series: MFS Emerging Growth Fund, MFS Capital Growth Fund, MFS Intermediate Income Fund and MFS Gold & Natural Resources Fund), MFS Series Trust III (which has two series: MFS High Income Fund and MFS Municipal High Income Fund), MFS Series Trust IV (which has four series: MFS Money Market Fund, MFS Government Money Market Fund, MFS Municipal Bond Fund and MFS OTC Fund), MFS Series Trust V (which has two series: MFS Total Return Fund and MFS Research Fund), MFS Series Trust VI (which has three series: MFS World Total Return Fund, MFS Utilities Fund and MFS World Equity Fund), MFS Series Trust VII (which has two series: MFS World Governments Fund and MFS Value Fund), MFS Series Trust VIII (which has two series: MFS Strategic Income Fund and MFS World Growth Fund), MFS Series Trust IX (which has three series: MFS Bond Fund, MFS Limited Maturity Fund and MFS Municipal Limited Maturity Fund), MFS Series Trust X (which has four series: MFS Government Mortgage Fund, MFS/Foreign & Colonial Emerging Markets Equity Fund, MFS/Foreign and Colonial International Growth Fund and MFS/Foreign and Colonial International Growth & Income Fund), and MFS Municipal Series Trust (which has 19 series: MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Florida Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Louisiana Municipal Bond Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Tennessee Municipal Bond Fund, MFS Texas Municipal Bond Fund, MFS Virginia Municipal Bond Fund, MFS Washington Municipal Bond Fund, MFS West Virginia

Municipal Bond Fund and MFS Municipal Income Fund) (the "MFS Funds"). The principal business address of each of the aforementioned Funds is 500 Boylston Street, Boston, Massachusetts 02116.

                  MFS also serves as investment adviser of the following no-load, open-end Funds: MFS Institutional Trust ("MFSIT") (which has seven series), MFS Variable Insurance Trust ("MVI") (which has twelve series) and MFS Union Standard Trust ("UST") (which has two series). The principal business address of each of the aforementioned Funds is 500 Boylston Street, Boston, Massachusetts 02116.

                  In addition, MFS serves as investment adviser to the following closed-end Funds: MFS Municipal Income Trust, MFS Multimarket Income Trust, MFS Government Markets Income Trust, MFS Intermediate Income Trust, MFS Charter Income Trust and MFS Special Value Trust (the "MFS Closed-End Funds"). The principal business address of each of the aforementioned Funds is 500 Boylston Street, Boston, Massachusetts 02116.

                  Lastly, MFS serves as investment adviser to MFS/Sun Life Series Trust ("MFS/SL"), Sun Growth Variable Annuity Funds, Inc. ("SGVAF"), Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account. The principal business address of each is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181.

                  MFS International Ltd. ("MIL"), a limited liability company organized under the laws of the Republic of Ireland and a subsidiary of MFS, whose principal business address is 41-45 St. Stephen's Green, Dublin 2, Ireland, serves as investment adviser to and distributor for MFS International Fund (which has four portfolios: MFS International Funds-U.S. Equity Fund, MFS International Funds-U.S. Emerging Growth Fund, MFS International Funds-International Government Fund and MFS International Funds-Charter Income
Fund) (the "MIL Funds"). The MIL Funds are organized in Luxembourg and qualify as an undertaking for collective investments in transferable securities (UCITS). The principal business address of the MIL Funds is 47, Boulevard Royal, L-2449 Luxembourg.

                  MIL also serves as investment adviser to and distributor for MFS Meridian U.S. Government Bond Fund, MFS Meridian Charter Income Fund, MFS Meridian Global Government Fund, MFS Meridian U.S. Emerging Growth Fund, MFS Meridian Global Equity Fund, MFS Meridian Limited Maturity Fund, MFS Meridian World Growth Fund, MFS Meridian Money Market Fund, MFS Meridian World Total Return Fund and MFS Meridian U.S. Equity Fund (collectively the "MFS Meridian Funds"). Each of the MFS Meridian Funds is organized as an exempt company under the laws of the Cayman Islands. The principal business address of each of the MFS Meridian Funds is P.O. Box 309, Grand Cayman, Cayman Islands, British West Indies.

                  MFS International (U.K.) Ltd. ("MIL-UK"), a private limited company registered with the Registrar of Companies for England and Wales whose current address is 4 John Carpenter Street, London, England ED4Y 0NH, is involved primarily in marketing and investment research activities with respect to private clients and the MIL Funds and the MFS Meridian Funds.

                  MFS Fund Distributors, Inc. ("MFD"), a wholly owned subsidiary of MFS, serves as distributor for the MFS Funds, MVI, UST and MFSIT.


                  Clarendon Insurance Agency, Inc. ("CIAI"), a wholly owned subsidiary of MFS, serves as distributor for certain life insurance and annuity contracts issued by Sun Life Assurance Company of Canada (U.S.).

                  MFS Service Center, Inc. ("MFSC"), a wholly owned subsidiary of MFS, serves as shareholder servicing agent to the MFS Funds, the MFS Closed-End Funds, MFSIT, MVI and UST.

                  MFS Asset Management, Inc. ("AMI"), a wholly owned subsidiary of MFS, provides investment advice to substantial private clients.

                  MFS Retirement Services, Inc. ("RSI"), a wholly owned subsidiary of MFS, markets MFS products to retirement plans and provides administrative and record keeping services for retirement plans.

                  MFS

                  The Directors of MFS are A. Keith Brodkin, Jeffrey L. Shames, Arnold D. Scott, John R. Gardner and John D. McNeil. Mr. Brodkin is the Chairman, Mr. Shames is the President, Mr. Scott is a Senior Executive
Vice President and Secretary, Bruce C. Avery, William S. Harris, William W. Scott, Jr., and Patricia A. Zlotin are Executive Vice Presidents, James E. Russell is a Senior Vice President and the Treasurer, Stephen E. Cavan is a Senior Vice President, General Counsel and an Assistant Secretary,
Joseph W. Dello Russo is a Senior Vice President and Chief Financial Officer, Robert T. Burns is a Vice President and an Assistant Secretary of MFS, and
Mary Kay Doherty is a Vice President and Assistant Treasurer.

                  MASSACHUSETTS INVESTORS TRUST
                  MASSACHUSETTS INVESTORS GROWTH STOCK FUND
                  MFS GROWTH OPPORTUNITIES FUND
                  MFS GOVERNMENT SECURITIES FUND
                  MFS SERIES TRUST I
                  MFS SERIES TRUST V
                  MFS SERIES TRUST VI
                  MFS SERIES TRUST X
                  MFS GOVERNMENT LIMITED MATURITY FUND

                  A. Keith Brodkin is the Chairman and President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Vice President of MFS, is the Assistant Treasurer, James R. Bordewick,
Jr., Vice President and Associate General Counsel of MFS, is the Assistant Secretary.

                  MFS SERIES TRUST II

                  A. Keith Brodkin is the Chairman and President, Leslie J. Nanberg, Senior Vice President of MFS, is a Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer, and James R. Bordewick, Jr., is the Assistant Secretary.

                  MFS GOVERNMENT MARKETS INCOME TRUST
                  MFS INTERMEDIATE INCOME TRUST

                  A. Keith Brodkin is the Chairman and President, Patricia A. Zlotin, Executive Vice President of MFS and Leslie J. Nanberg, Senior Vice President of MFS, are Vice Presidents, Stephen E. Cavan is the Secretary,
W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer, and James R. Bordewick, Jr., is the Assistant Secretary.

                  MFS SERIES TRUST III

                  A. Keith Brodkin is the Chairman and President, James T. Swanson, Robert J. Manning, Cynthia M.Brown and Joan S. Batchelder, Senior Vice Presidents of MFS, Bernard Scozzafava, Vice President of MFS, and Matthew Fontaine, Assistant Vice President of MFS, are Vice Presidents, Sheila Burns-Magnan and Daniel E. McManus, Assistant Vice Presidents of MFS, are Assistant Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer, and James R. Bordewick, Jr., is the Assistant Secretary.

                  MFS SERIES TRUST IV
                  MFS SERIES TRUST IX

                  A. Keith  Brodkin is the  Chairman  and  President,  Robert
A. Dennis and Geoffrey L. Kurinsky, Senior Vice Presidents of MFS, are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

                  MFS SERIES TRUST VII

                  A. Keith Brodkin is the Chairman and President, Leslie J. Nanberg and Stephen C. Bryant, Senior Vice Presidents of MFS, are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

                  MFS SERIES TRUST VIII

                  A. Keith Brodkin is the Chairman and President, Jeffrey L. Shames, Leslie J. Nanberg, Patricia A. Zlotin, James T. Swanson and John D. Laupheimer, Jr., Vice President of MFS, are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

                  MFS MUNICIPAL SERIES TRUST

                  A. Keith Brodkin is the Chairman and President, Cynthia M. Brown and Robert A. Dennis are Vice Presidents, David B. Smith, Geoffrey L. Schechter and David R. King, Vice Presidents of MFS, are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer,
James O. Yost is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

                  MFS VARIABLE INSURANCE TRUST
                  MFS UNION STANDARD TRUST
                  MFS INSTITUTIONAL TRUST

                  A. Keith Brodkin is the Chairman and President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

                  MFS MUNICIPAL INCOME TRUST

                  A. Keith Brodkin is the Chairman and President, Cynthia M. Brown and Robert J. Manning are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

                  MFS MULTIMARKET INCOME TRUST
                  MFS CHARTER INCOME TRUST

                  A. Keith Brodkin is the Chairman and President, Patricia A. Zlotin, Leslie J. Nanberg and James T. Swanson are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O.
Yost, Vice President of MFS, is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

                  MFS SPECIAL VALUE TRUST

                  A. Keith  Brodkin is the  Chairman  and  President,  Jeffrey
L. Shames, Patricia A. Zlotin and Robert J. Manning are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, and James O. Yost, is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

                  SGVAF

                  W. Thomas London is the Treasurer.

                  MIL

                  A. Keith  Brodkin is a  Director  and the  Chairman,  Arnold
D. Scott and Jeffrey L. Shames are Directors, Ziad Malek, Senior Vice President of MFS, is the President, Thomas J. Cashman, Jr., a Senior Vice President of MFS, is a Senior Vice President, Stephen E. Cavan is a Director, Senior Vice President and the Clerk, James R. Bordewick, Jr. is a Director, Vice President and an Assistant Clerk, Robert T. Burns is an Assistant Clerk, Joseph W. Dello Russo is the Treasurer and James E. Russell is the Assistant Treasurer.

                  MIL-UK

                  A. Keith Brodkin is a Director and the Chairman, Arnold D. Scott, Jeffrey L. Shames, and James R. Bordewick, Jr., are Directors,
Stephen E. Cavan is a Director and the Secretary, Ziad Malek is the President, Joseph W. Dello Russo is the Treasurer, and Robert T. Burns is the Assistant Secretary.

                  MIL FUNDS

                  A. Keith Brodkin is the Chairman, President and a Director, Richard B. Bailey, John A. Brindle and Richard W. S. Baker are Directors, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary, and Ziad Malek is a Senior Vice President.

                  MFS MERIDIAN FUNDS

                  A. Keith Brodkin is the Chairman, President and a Director, Richard B. Bailey, John A. Brindle, Richard W. S. Baker, Arnold D. Scott and Jeffrey L. Shames are Directors, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James R. Bordewick, Jr., is the Assistant Secretary, James O. Yost is the Assistant Treasurer, and Ziad Malek is a Senior Vice President.

                  MFD

                  A. Keith  Brodkin is the  Chairman  and a  Director,  Arnold
D. Scott and Jeffrey L. Shames are Directors, William W. Scott, Jr., an Executive Vice President of MFS, is the President, Stephen E. Cavan is the Secretary, Robert T. Burns is the Assistant Secretary, Joseph W. Dello Russo is the Treasurer, and James E. Russell is the Assistant Treasurer.

                  CIAI

                  A. Keith  Brodkin is the  Chairman  and a  Director,  Arnold
D. Scott and Jeffrey L. Shames are Directors, Cynthia Orcott is President, Bruce C. Avery is the Vice President, Joseph W. Dello Russo is the Treasurer, James E. Russell is the Assistant Treasurer, Stephen E. Cavan is the Secretary, and Robert T. Burns is the Assistant Secretary.

                  MFSC

                  A. Keith  Brodkin is the  Chairman  and a  Director,  Arnold
D. Scott and Jeffrey L. Shames are Directors, Joseph A. Recomendes, a Senior Vice President of MFS, is Vice Chairman and a Director, Janet A. Clifford is the Executive Vice President, Joseph W. Dello Russo is the Treasurer, James E. Russell is the Assistant Treasurer, Stephen E. Cavan is the Secretary, and Robert T. Burns is the Assistant Secretary.

                  AMI

                  A. Keith  Brodkin is the  Chairman  and a Director,  Jeffrey
L. Shames, and Arnold D. Scott are Directors, Thomas J. Cashman, Jr., is the President and a Director, Leslie J. Nanberg is a Senior Vice President, a Managing Director and a Director, Carol A. Corley, John A. Gee and Brianne Grady are Senior Vice Presidents and Managing Directors, Joseph W. Dello Russo is the Treasurer, James E. Russell is the Assistant Treasurer and
Robert T. Burns is the Secretary.

                  RSI

                  William W. Scott, Jr., Joseph A. Recomendes and Bruce C. Avery are Directors, Arnold D. Scott is the Chairman and a Director, Douglas
C. Grip, a Senior Vice President of MFS, is the President, Joseph W. Dello Russo is the Treasurer, James E. Russell is the Assistant Treasurer, Stephen E. Cavan is the Secretary, Robert T. Burns is the Assistant Secretary and Sharon A. Brovelli is a Senior Vice President.

                  In addition, the following persons, Directors or officers of MFS, have the affiliations indicated:

     A. Keith Brodkin     Director, Sun Life Assurance Company of Canada
                           (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts Director, Sun Life Insurance and Annuity Company of New York, 67 Broad Street, New York, New York

     John R. Gardner President and a Director, Sun Life Assurance Company of Canada, Sun Life Centre, 150 King Street West, Toronto, Ontario, Canada (Mr. Gardner is also an officer and/or Director of various subsidiaries and affiliates of Sun Life)

     John D. McNeil       Chairman,  Sun Life Assurance  Company of Canada,
                           Sun Life Centre, 150 King Street West, Toronto, Ontario, Canada (Mr. McNeil is also an officer and/or Director of various subsidiaries and affiliates of Sun Life)

     Joseph W. Dello Russo Director of Mutual  Fund  Operations,  The
                            Boston Company, Exchange Place, Boston,
                            Massachusetts (until August, 1994)


ITEM 29.          DISTRIBUTORS

                  (a)   Reference is hereby made to Item 28 above.

                  (b) Reference is hereby made to Item 28 above; the principal business address of each of these persons is 500 Boylston Street, Boston, Massachusetts 02116.

                  (c)   Not applicable.

ITEM 30.            LOCATION OF ACCOUNTS AND RECORDS

                    The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:


                   NAME                                        ADDRESS
 Massachusetts Financial Services                        500 Boylston Street
  (investment adviser)                                   Boston, Mass.  02116

 MFS Fund Distributors, Inc.                             500 Boylston Street
  (principal underwriter)                                Boston, Mass.  02116

 State Street Bank and                                   State Street South
  Trust Company                                          5 - West
  (custodian)                                            North Quincy, Mass.
                                                         02171

  MFS Service Center, Inc.                               500 Boylston Street
   (transfer agent)                                      Boston, Mass.  02116

ITEM 31.            MANAGEMENT SERVICES

                    Not Applicable.

ITEM 32.            UNDERTAKINGS

                    (a)  Not Applicable.

                    (b)  Not Applicable.

                    (c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders upon request and without charge.


                    (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions set forth in
Item 27 of this Part C, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Securities being Registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 29th day of September, 1995.

                          MFS GROWTH OPPORTUNITIES FUND


                           By: JAMES R. BORDEWICK, JR.
                          Name: James R. Bordewick, Jr.
                                      Title:  Assistant Secretary

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on September 29, 1995.

             SIGNATURE                                                TITLE


A. KEITH BRODKIN*                                  Chairman, President
A. Keith Brodkin                                    (Principal Executive
                                                    Officer) and Trustee


W. THOMAS LONDON*                                  Treasurer (Principal
W. Thomas London                                    Financial Officer
                                                    and Principal Accounting
                                                    Officer)


RICHARD B. BAILEY*                                 Trustee
Richard B. Bailey


PETER G. HARWOOD*                                  Trustee
Peter G. Harwood


J. ATWOOD IVES*                                    Trustee
J. Atwood Ives

LAWRENCE T. PERERA*                                Trustee
Lawrence T. Perera


WILLIAM J. POORVU*                                 Trustee
William J. Poorvu


CHARLES W. SCHMIDT*                                Trustee
Charles W. Schmidt


ARNOLD D. SCOTT*                                   Trustee
Arnold D. Scott


JEFFREY L. SHAMES*                                 Trustee
Jeffrey L. Shames


ELAINE R. SMITH*                                   Trustee
Elaine R. Smith


DAVID B. STONE*                                    Trustee
David B. Stone


                          *By: JAMES R. BORDEWICK, JR.
                          Name: James R. Bordewick, Jr.
                               as Attorney-in-fact

                                         Executed by James R. Bordewick, Jr. on
                                         behalf of those indicated pursuant to a
                                         Power of Attorney dated September 21,
                                         1994, incorporated by reference to the
                                         Registrant's Post-Effective Amendment
                                         No. 33 filed with the Securities and
                                         Exchange Commission on April 28, 1995.


                               INDEX TO EXHIBITS


EXHIBIT NO.                                DESCRIPTION OF EXHIBIT

       5          Investment Advisory Agreement dated July 19, 1985, by and
                   between the Registrant and Massachusetts Financial Services
                   Company.

       7          Retirement Plan for Non-Interested Person Trustees, dated
                   January 1, 1991.

       8  (a)     Custodian Contract between Registrant and State Street Bank and Trust Company, dated April 25, 1988.

          (b)     Amendment to Custodian Contract, dated April 25, 1988.

          (c)     Amendment to Custodian Agreement, dated October 1, 1989.

          (d)     Amendment to Custodian Agreement, dated September 17, 1991.

       9  (a)     Shareholder Servicing Agent Agreement between Registrant and
                   Massachusetts Financial Service Center, dated August 1, 1985.

          (b)     Amendment to Shareholder Servicing Agent Agreement, dated
                   September 7, 1993.


